LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Loss per share	per share for the years ended December 31, 2021 and 2020 was calculated based on the following:

	2021	2020
Attributable to Yamana Gold Inc. equity holders
Net earnings	$147.5	$203.6

(in thousands of units)	2021	2020
Weighted average number of common shares - basic	963,393	951,818
Weighted average number of dilutive share options	15	74
Weighted average number of dilutive restricted share units	1,524	1,954
Weighted average number of common shares - diluted	964,932	953,846

The following securities could potentially dilute basic earnings per share in the future, but were not included in the computation of diluted earnings per share because they were anti-dilutive:

(in thousands of units)	2021	2020
Potential dilutive securities
Share options	241	182
Restricted share units	686	541
	926	722